Parent Company Only Financial Information (Narrative) (Detail) - BK and TB - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Companies Act
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements	¥ 6,702	¥ 6,225
Banking Law and Related Regulations
Parent Company Only Financial Information [Line Items]
Percentage limitation of loans or credits to the parent company over the banking subsidiary's consolidated total capital	15.00%
Restricted amount of net assets of consolidated subsidiaries as to payment of cash dividends and loans to the parent company	¥ 6,742	¥ 6,265